Cash and Cash Equivalents - Summary of Components of Other Payments for Operating Activities (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Cash Flows From Used In Operating Activities [Line Items]
Payment for other taxes	$ 1,921,496	$ 1,228,307	$ 1,235,926
ICMS in Brazil [Member]
Other Cash Flows From Used In Operating Activities [Line Items]
Payment for other taxes	1,411,772	857,582	787,714
PIS and COFINS Taxes in Brazil [Member]
Other Cash Flows From Used In Operating Activities [Line Items]
Payment for other taxes	347,608	203,095	210,035
Taxes on Sales in Peru [Member]
Other Cash Flows From Used In Operating Activities [Line Items]
Payment for other taxes	$ 70,271	$ 88,084	$ 77,226